Share-Based Compensation (Details Textual) $ / shares in Units, ₪ in Thousands, $ in Thousands			6 Months Ended
	Jun. 11, 2020 ILS (₪) shares	Jun. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2020
Share-Based Compensation (Textual)
Weighted average remaining contractual life			6 years 5 months 16 days
Board of Directors [Member]
Share-Based Compensation (Textual)
Grant option of ordinary shares | shares	141,400	141,400
Exercise price per share		$ 7.98
Total value of grant | ₪	₪ 4,190
Board of Directors [Member] | American Depository Shares [Member]
Share-Based Compensation (Textual)
Grant option of ordinary shares | shares	5,656,000	5,656,000
Option granted, description	The Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS will be vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will be expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 803).	The Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS will be vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will be expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 803).
Board of Directors [Member] | American Depository Shares [Member] | Bottom of range [member]
Share-Based Compensation (Textual)
Exercise price per share		$ 7.28
Board of Directors [Member] | American Depository Shares [Member] | Top of range [member]
Share-Based Compensation (Textual)
Exercise price per share		$ 8.076
USD [Member] | Board of Directors [Member]
Share-Based Compensation (Textual)
Total value of grant | $		$ 1,209